QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

December 31, 2022

	Principal	Fair
Long-Term State and Municipal Obligations - 94.2%	Amount	Value

Michigan - 44.4%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF
enhanced)	$400,000	$400,588
Beaverton, Michigan, Schools, 2%, May 1, 2023 (Q-SBLF enhanced)	175,000	174,055
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	492,365
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	199,552
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	537,865
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	250,910
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028
(Q-SBLF enhanced)	400,000	401,228
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	531,945
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	268,547
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	241,163
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	283,677
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	215,738
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan,
4%, May 1, 2036	500,000	511,485
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	254,202
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	351,963
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	245,120
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	333,976
Michigan State Housing Development Authority, Rental Housing,
Revenue, Series A, 4.625%, October 1, 2039	500,000	500,975
Michigan State Trunk Line, 4%, November 15, 2037	100,000	100,161
Michigan State Trunk Line, 4%, November 15, 2046	225,000	211,439
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	403,712
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	100,041
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	525,055
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)
(Pre-refunded)	640,000	648,870
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	160,000	157,240
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	94,579
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041
(AGM insured)	250,000	243,278
University of Michigan, Revenue, 4%, April 1, 2043	250,000	242,618
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037
(Q-SBLF enhanced) (Pre-refunded)	485,000	493,196
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041
(Q-SBLF enhanced)	200,000	216,384
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038
(Q-SBLF enhanced)	250,000	271,115
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	267,390
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040
(Q-SBLF enhanced)	375,000	395,966
		10,566,398

Arizona - 2.1%
Arizona Board of Regents, University of Arizona System, Revenue, 5%,
June 1, 2038 (Pre-refunded)	250,000	252,088
Arizona Board of Regents, University of Arizona System, Revenue, 4%,
June 1, 2045	250,000	239,780
		491,868
Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	121,855

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	241,408

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay,
2018 Series B, 4%, June 1, 2044	200,000	197,798

Georgia - 1.7%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	401,501

Hawaii - 2.9%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	191,724
Hawaii State, Series FG, 4%, October 1, 2036	500,000	506,185
		697,909
Illinois - 1.9%
Rock Island County, Illinois, Public Building, Revenue, 4%,
December 1, 2045	475,000	458,285

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018,
4%, January 15, 2038	455,000	450,482

Iowa - 0.6%
Ankeny, Iowa, Community School District, 5%, June 1, 2023	145,000	146,217

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%,
November 15, 2038	155,000	149,711

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%,
January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	129,022

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	101,744

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement,
Series 2018, 4%, December 1, 2038	250,000	249,148

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	867,422

New York - 9.5%
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2035	275,000	279,370
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2037	250,000	246,695
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2041	335,000	320,501
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2019, August 1, 2041	140,000	133,941
New York, New York City, Transitional Finance Authority, Building Aid,
Revenue, 4%, July 15, 2040	250,000	241,858
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	73,817
New York State Dormitory Authority, State, Personal Income Tax, Revenue,
Series 2018A, 4%, March 15, 2043	300,000	285,657
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	488,835
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	195,598
		2,266,272
Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	339,753

Pennsylvania - 5.3%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	550,154
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	504,400
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	196,594
		1,251,148
Tennessee - 2.2%
Clarksville, Tennessee, Water, Sewer and Gas, Revenue, 5%, February 1, 2023	175,000	175,263
Metropolitan Government of Nashville and Davidson County, Tennessee,
General Obligation, 5%, July 1, 2023	335,000	338,404
		513,667
Texas - 9.4%
Canadian River, Texas, Municipal Water Authority, 4%, February 15, 2023	100,000	100,103
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034
(Texas Permanent School Fund guarantee)	250,000	255,252
Crosby, Texas, Independent School District, 5%, February 15, 2043
(Texas Permanent School Fund guarantee) (Pre-refunded)	250,000	253,177
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas
Permanent School Fund guarantee)	450,000	503,140
Houston, Texas, Independent School District, 4%, June 1, 2029 (Texas
Permanent School Fund guarantee)	350,000	350,819
Prosper, Texas, 4%, February 15, 2035	265,000	266,370
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	340,068
Waco, Texas, 3.125%, February 1, 2036	180,000	164,306
		2,233,235
Virginia - 1.5%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043
(Pre-refunded)	250,000	250,150
Virginia State Public Building Authority, Public Facilities, Revenue, 5%,
August 1, 2023	100,000	101,221
		351,371
Washington - 0.9%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	211,082

Total long-term state and municipal obligations
(Cost $23,148,757) - 94.2%		22,437,296

Exchange-Traded Fund - 4.0%	Shares
iShares Core S&P 500 ETF (Cost $1,002,335)	2,455	943,235

Money Market Fund - 1.6%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares,
3.98% seven-day yield (Cost $384,364)	384,364	384,364

Total investments (Cost $24,535,456) - 99.8%		23,764,895

Other assets less liabilities, net - 0.2%		53,842

Net assets (100%)		$23,818,737

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S.  generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments   categorized in Level 3.

Valuation techniques used to value the Fund's assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include  information from actual trades for active issues.  Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve.  Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability.  To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized  as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are  categorized as Level 1 in the hierarchy.

Money market funds are valued at their closing net asset value (NAV) on the valuation date and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of December 31, 2022, based on the inputs used to  value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$22,437,296	$—	$22,437,296
Exchange-traded fund	943,235	—		943,235
Money market fund	384,364	—	—	384,364
Total	$1,327,599	$22,437,296	$—	$23,764,895